Fixed Assets, Less Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Fixed Assets, Less Accumulated Depreciation [Abstract]
Fixed Assets, Less Accumulated Depreciation

Note 6 - Fixed Assets, Less Accumulated Depreciation

	December 31,
	2012	2011
Computers and software	$13,633	$12,195
Instruments and laboratory equipment	1,494	1,476
Leasehold improvements	6,338	5,471
Motor vehicles	140	140
Machinery and equipment	20,035	18,926
Communication equipment	558	558
Office furniture and equipment	2,550	2,306

Fixed assets, at cost	44,748	41,072

Accumulated depreciation	(32,413)	(28,771)

Fixed assets at cost, less accumulated depreciation	$12,335	$12,301

Depreciation expenses for the years ended December 31, 2012, 2011 and 2010 were $4,213, $4,550 and $4,321, respectively. During 2012, the Company wrote off fixed assets which was no longer in use. This resulted in a charge of $239 recorded in operating expenses - other on the consolidated statement of income.

As of December 31, 2012 and 2011, the cost of fixed assets under capital lease was $607 and $607, and the accumulated depreciation for year ended December 31, 2012 and 2011 was $484 and $397, respectively.